Unaudited Condensed Consolidated Statements of Operations - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
		Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses		$ 1,032	$ 1,142,579	$ 1,032	$ 3,334,485
General and administrative expenses – related party			30,000		80,000
Franchise tax expense			50,411		149,723
Loss from operations		(1,032)	(1,222,990)		(3,564,208)
Income earned from investments held in Trust Account			5,073		12,186
Net loss		$ (1,032)	$ (1,217,917)	$ (1,032)	$ (3,552,022)
Weighted average shares outstanding, basic and diluted (in Shares)	[1]			2,500,000
Basic and diluted net loss per share (in Dollars per share)				$ 0
Class A Common Stock
Weighted average shares outstanding, basic and diluted (in Shares)			20,727,500		17,083,104
Basic and diluted net loss per share (in Dollars per share)			$ (0.05)		$ (0.16)
Class B Common Stock
Weighted average shares outstanding, basic and diluted (in Shares)		4,375,000	5,031,250		4,915,865
Basic and diluted net loss per share (in Dollars per share)		$ 0	$ (0.05)		$ (0.16)

[1]	This number excludes an aggregate of up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.